Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Exit price adjustments derived from market bid-offer spreads | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (506)	£ (493)
Uncollateralised derivative funding | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(127)	(115)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	212
Derivative credit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(212)	(268)
Derivative debit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 91	£ 113